Provisions (Non-Current and Current) - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Legal proceedings contingent liability [member]
Disclosure of other provisions [line items]
Liability due to legal procedure	€ 1,397	€ 3,795